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                                               Filed Pursuant to Rule 497
                                               Registration File No.: 333-26101



           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

 SUPPLEMENT DATED SEPTEMBER 2, 1997 TO STATEMENT OF ADDITIONAL INFORMATION DATED
  				MAY 1, 1997

 			MEMBERS RETIREMENT PROGRAM

   FUNDED UNDER A GROUP ANNUITY CONTRACT WITH THE EQUITABLE LIFE ASSURANCE
 			SOCIETY OF THE UNITED STATES

This Supplement amends certain information in the Statement of Additional Information ("SAI") dated May 1, 1997 for the Members Retirement Program, Capitalized terms in this Supplement have the same meanings as in the SAI.

On Page SAI-13, in the Section entitled, "SUMMARY OF UNIT VALUES FOR THE FUNDS," the fifth sentence of the first paragraph is deleted and replaced by the following:

     The MFS Research, Merrill Lynch World Strategy, T. Rowe Price Equity Income and Warburg Pincus Small Company Value Fund Unit Values under the Program were established at $10.47, $10.28, $10.35 and $10.49, respectively, on August 1, 1997, the date on which these Funds became available under the Program.